Consolidated Balance Sheets - 10K - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 5,028	$ 1,808
Prepaid expenses and other current assets	587	1,126
Total current assets	5,615	2,934
Property and equipment, net	4	8
Operating lease right-of-use assets	120	14
Total assets	5,739	2,956
Current liabilities:
Accounts payable	897	1,410
Accrued expenses	691	1,270
Warrant liability	0	3
Operating lease liabilities, current	48	14
Total current liabilities	1,636	2,697
Operating lease liabilities, non-current	71	0
Total liabilities	1,707	2,697
Commitments and contingencies (Note 13)
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 250,000,000 shares authorized; 525,485 and 2,909 shares issued and outstanding as of December 31, 2024 and 2023, respectively	0	0
Additional paid-in-capital	43,772	31,792
Accumulated deficit	(39,740)	(31,533)
Total stockholders' equity	4,032	259
Total liabilities and stockholders' equity	$ 5,739	$ 2,956